Selected Balance Sheet Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 24, 2011	Sep. 25, 2010	Sep. 26, 2009	Mar. 24, 2012
Selected Balance Sheet Information [Abstract]
Propane and refined fuels	$ 64,601	$ 59,836		$ 65,879
Appliances and related parts	1,306	1,211		1,408
Total inventory	65,907	61,047		67,287
Term of purchase contracts (in years)	1Y
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	745,416	740,875
Less: accumulated depreciation	407,291	390,455
Property, plant and equipment, net	338,125	350,420		330,452
Depreciation expense	32,368	28,411	28,123
Adjustment to accelerate depreciation expense	2,883	1,800
Land and improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	27,904	28,250
Buildings and improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	82,639	80,072
Transportation equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	19,067	22,959
Storage facilities [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	79,525	78,176
Tanks and cylinders [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	485,859	481,423
Computer systems [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	47,718	44,705
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 2,704	$ 5,290